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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07687
First American Strategy Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN (Address of principal executive offices)	55402 (Zip code)
Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)
Registrant’s telephone number, including area code:       800-677-3863
Date of fiscal period end:       August 31
Date of reporting period:       February 28, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

FIRST AMERICAN FUNDS.

February 28, 2009

2009 SEMIANNUAL REPORT

Asset Allocation Funds

Mutual fund investing involves risk; principal loss is possible.

The First American asset allocation funds invest their assets in shares of a number of underlying First American Funds. Your cost of investing in the asset allocation funds will generally be higher than the cost of investing directly in the shares of the underlying mutual funds. Asset allocation funds are exposed to the principal risks of the underlying funds in direct proportion to each fund’s allocation. The underlying risks include but are not limited to, volatility and additional risks associated with investments in small- and mid-capitalization stocks and real estate securities; political, economic, and currency risk related to foreign securities; and interest-rate risk related to investing in debt securities.

 NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of Financial Statements

As a shareholder in First American Funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (common stock, bonds, etc.) and by industry classification (banking, communications, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and present the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, net investment income ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size. The portfolio turnover rate represents the percentage of the fund’s holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase and sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividends, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

First American Funds 2009 Semiannual Report   1

Holdings Summaries

Strategy Aggressive Growth Allocation Fund

 Allocation by Underlying Fund as of February 28, 20091 (% of net assets)

First American International Select Fund, Class Y	12.6%
First American Large Cap Growth Opportunities Fund, Class Y	12.2
First American Large Cap Select Fund, Class Y	12.1
First American Quantitative Large Cap Core Fund, Class Y	10.9
First American Large Cap Value Fund, Class Y	9.5
First American Real Estate Securities Fund, Class Y	7.7
First American Total Return Bond Fund, Class Y	6.6
First American Quantitative Large Cap Growth Fund, Class Y	4.5
First American Core Bond Fund, Class Y	4.2
First American Quantitative Large Cap Value Fund, Class Y	4.0
First American Mid Cap Growth Opportunities Fund, Class Y	3.3
First American Mid Cap Value Fund, Class Y	2.7
First American Global Infrastructure Fund, Class Y	2.1
First American Equity Income Fund, Class Y	1.9
iShares GSCI Commodity Index Trust	1.6
First American Prime Obligations Fund, Class Z	1.2
First American International Fund, Class Y	1.1
First American Small Cap Growth Opportunities Fund, Class Y	0.8
First American Small Cap Value Fund, Class Y	0.8
First American Small Cap Select Fund, Class Y	0.3

 Portfolio Allocation as of February 28, 20091 (% of net assets)

Equity Funds	86.5%
Fixed Income Funds	10.8
Exchange-Traded Fund	1.6
Short-Term Investment	1.2
Other Assets and Liabilities, Net[2]	(0.1)

100.0%

Strategy Balanced Allocation Fund

 Allocation by Underlying Fund as of February 28, 20091 (% of net assets)

First American Total Return Bond Fund, Class Y	31.7%
First American Large Cap Select Fund, Class Y	9.9
First American Quantitative Large Cap Core Fund, Class Y	8.5
First American Core Bond Fund, Class Y	8.6
First American Large Cap Growth Opportunities Fund, Class Y	7.6
First American International Select Fund, Class Y	7.4
First American Large Cap Value Fund, Class Y	4.7
First American Real Estate Securities Fund, Class Y	3.7
First American Quantitative Large Cap Growth Fund, Class Y	2.5
First American Equity Income Fund, Class Y	2.4
First American Quantitative Large Cap Value Fund, Class Y	2.3
First American Global Infrastructure Fund, Class Y	2.1
iShares S&P GSCI Commodity-Indexed Trust	1.8
First American Mid Cap Growth Opportunities Fund, Class Y	1.5
First American Prime Obligations Fund, Class Z	1.5
First American International Fund, Class Y	1.5
First American Mid Cap Value Fund, Class Y	1.4
First American Small Cap Select Fund, Class Y	1.0
First American Small Cap Value Fund, Class Y	0.1

 Portfolio Allocation as of February 28, 20091 (% of net assets)

Equity Funds	56.6%
Fixed Income Funds	40.3
Exchange-Traded Fund	1.8
Short-Term Investment	1.5
Other Assets and Liabilities, Net[2]	(0.2)

100.0%

[1]	Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

2   First American Funds 2009 Semiannual Report

Strategy Conservative Allocation Fund

 Allocation by Underlying Fund as of February 28, 20091 (% of net assets)

First American Total Return Bond Fund, Class Y	35.7%
First American Core Bond Fund, Class Y	33.9
First American Quantitative Large Cap Core Fund, Class Y	5.8
First American International Select Fund, Class Y	3.9
First American Large Cap Select Fund, Class Y	3.8
First American Large Cap Growth Opportunities Fund, Class Y	3.4
First American Real Estate Securities Fund, Class Y	1.9
First American Equity Income Fund, Class Y	1.8
First American Quantitative Large Cap Growth Fund, Class Y	1.4
First American Quantitative Large Cap Value Fund, Class Y	1.3
First American Large Cap Value Fund, Class Y	1.3
First American Mid Cap Value Fund, Class Y	1.0
First American Global Infrastructure Fund, Class Y	1.0
iShares GSCI Commodity-Indexed Trust	1.0
First American Mid Cap Growth Opportunities Fund, Class Y	1.0
First American Prime Obligations Fund, Class Z	1.0
First American International Fund, Class Y	0.9
First American Small Cap Select Fund, Class Y	0.1

 Portfolio Allocation as of February 28, 20091 (% of net assets)

Fixed Income Funds	69.6%
Equity Funds	28.6
Exchange-Traded Fund	1.0
Short-Term Investment	1.0
Other Assets and Liabilities, Net[2]	(0.2)

100.0%

Strategy Growth Allocation Fund

 Allocation by Underlying Fund as of February 28, 20091 (% of net assets)

First American Total Return Bond Fund, Class Y	18.6%
First American Large Cap Select Fund, Class Y	11.0
First American Large Cap Growth Opportunities Fund, Class Y	10.7
First American International Select Fund, Class Y	10.0
First American Quantitative Large Cap Core Fund, Class Y	9.6
First American Large Cap Value Fund, Class Y	8.0
First American Core Bond Fund, Class Y	7.4
First American Real Estate Securities Fund, Class Y	4.7
First American Quantitative Large Cap Growth Fund, Class Y	3.4
First American Quantitative Large Cap Value Fund, Class Y	3.2
First American Mid Cap Growth Opportunities Fund, Class Y	2.4
First American Global Infrastructure Fund, Class Y	2.0
First American Equity Income Fund, Class Y	2.0
First American Prime Obligations Fund, Class Z	1.8
First American Mid Cap Value Fund, Class Y	1.8
iShares S&P GSCI Commodity-Indexed Trust	1.7
First American Small Cap Select Fund, Class Y	1.2
First American International Fund, Class Y	0.9
First American Small Cap Value Fund, Class Y	0.1

 Portfolio Allocation as of February 28, 20091 (% of net assets)

Equity Funds	71.0%
Fixed Income Funds	26.0
Exchange-Traded Fund	1.7
Short-Term Investment	1.8
Other Assets and Liabilities, Net[2]	(0.5)

100.0%

[1]	Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

First American Funds 2009 Semiannual Report   3

Expense Examples

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from September 1, 2008 to February 28, 2009.

Actual Expenses
For each class of each fund, two lines are presented in the table below — the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

 Strategy Aggressive Growth Allocation Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (9/01/08 to
	Value (9/01/08)	Value (2/28/09)	2/28/09)

Class A Actual[2]	$1,000.00	$594.70	$1.58

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01

Class B Actual[2]	$1,000.00	$592.60	$4.54

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

Class C Actual[2]	$1,000.00	$592.10	$4.54

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

Class R Actual[2]	$1,000.00	$593.70	$2.57

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26

Class Y Actual[2]	$1,000.00	$595.10	$0.59

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.75

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

[2]	Based on the actual returns for the six-month period ended February 28, 2009 of -40.53%, -40.74%, -40.79%, -40.63%, and -40.49% for Class A, Class B, Class C, Class R, and Class Y, respectively.

4   First American Funds 2009 Semiannual Report

 Strategy Balanced Allocation Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (9/01/08 to
	Value (9/01/08)	Value (2/28/09)	2/28/09)

Class A Actual[2]	$1,000.00	$671.70	$1.66

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01

Class B Actual[2]	$1,000.00	$670.00	$4.76

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

Class C Actual[2]	$1,000.00	$669.00	$4.76

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

Class R Actual[2]	$1,000.00	$671.20	$2.69

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26

Class Y Actual[2]	$1,000.00	$673.00	$0.62

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.75

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

[2]	Based on the actual returns for the six-month period ended February 28, 2009 of -32.83%, -33.00%, -33.10%, -32.88%, and -32.70% for Class A, Class B, Class C, Class R, and Class Y, respectively.

 Strategy Conservative Allocation Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (9/01/08 to
	Value (9/01/08)	Value (2/28/09)	2/28/09)

Class A Actual[4]	$1,000.00	$764.00	$1.75

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01

Class B Actual[4]	$1,000.00	$761.30	$5.02

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

Class C Actual[4]	$1,000.00	$761.10	$5.02

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

Class R Actual[4]	$1,000.00	$763.60	$2.84

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26

Class Y Actual[4]	$1,000.00	$766.00	$0.66

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.75

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

[4]	Based on the actual returns for the six-month period ended February 28, 2009 of -23.60%, -23.87%, -23.89%, -23.64%, and -23.40% for Class A, Class B, Class C, Class R, and Class Y, respectively.

First American Funds 2009 Semiannual Report   5

Expense Examples

 Strategy Growth Allocation Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (9/01/08 to
	Value (9/01/08)	Value (2/28/09)	2/28/09)

Class A Actual[2]	$1,000.00	$637.20	$1.62

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01

Class B Actual[2]	$1,000.00	$634.60	$4.66

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

Class C Actual[2]	$1,000.00	$635.00	$4.66

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

Class R Actual[2]	$1,000.00	$636.70	$2.64

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26

Class Y Actual[2]	$1,000.00	$637.90	$0.61

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.75

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

[2]	Based on the actual returns for the six-month period ended February 28, 2009 of -36.28%, -36.54%, -36.50%, -36.33%, and -36.21% for Class A, Class B, Class C, Class R, and Class Y, respectively.

6   First American Funds 2009 Semiannual Report

Schedule of Investments  February 28, 2009 (unaudited), all dollars are rounded to thousands (000)

Strategy Aggressive Growth Allocation Fund
DESCRIPTION	SHARES	VALUE

Investment Companies – 98.9%
Equity Funds Å – 86.5%
First American Equity Income Fund, Class Y	196,386	$1,585
First American Global Infrastructure Fund, Class Y	311,011	1,757
First American International Fund, Class Y	124,437	908
First American International Select Fund, Class Y	1,897,936	10,306
First American Large Cap Growth Opportunities Fund, Class Y	545,366	10,051
First American Large Cap Select Fund, Class Y	1,428,495	9,971
First American Large Cap Value Fund, Class Y	812,421	7,799
First American Mid Cap Growth Opportunities Fund, Class Y ●	122,853	2,681
First American Mid Cap Value Fund, Class Y	169,023	2,207
First American Quantitative Large Cap Core Fund, Class Y	697,451	8,955
First American Quantitative Large Cap Growth Fund, Class Y	256,509	3,722
First American Quantitative Large Cap Value Fund, Class Y	258,461	3,249
First American Real Estate Securities Fund, Class Y	810,275	6,280
First American Small Cap Growth Opportunities Fund, Class Y ●	66,517	663
First American Small Cap Select Fund, Class Y ●	39,193	276
First American Small Cap Value Fund, Class Y	113,001	675

Total Equity Funds		71,085

Fixed Income Funds Å – 10.8%
First American Core Bond Fund, Class Y	378,972	3,430
First American Total Return Bond Fund, Class Y	717,725	5,412

Total Fixed Income Funds		8,842

Exchange-Traded Fund – 1.6%
iShares S&P GSCI Commodity-Indexed Trust ●	55,992	1,348

Total Investment Companies (Cost $139,340)		81,275

Short-Term Investment – 1.2%
First American Prime Obligations Fund, Class Z Å (Cost $1,021)	1,021,372	1,021

Total Investments – 100.1% (Cost $140,361)		82,296

Other Assets and Liabilities, Net – (0.1)%		(96)

Total Net Assets – 100.0%		$82,200

Å	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

●	Fund paid no dividends during the twelve-month period ended February 28, 2009.

Strategy Balanced Allocation Fund
DESCRIPTION	SHARES	VALUE

Investment Companies – 98.7%
Equity Funds Å – 56.6%
First American Equity Income Fund, Class Y	559,019	$4,511
First American Global Infrastructure Fund, Class Y	698,377	3,946
First American International Fund, Class Y	381,492	2,785
First American International Select Fund, Class Y	2,516,402	13,664
First American Large Cap Growth Opportunities Fund, Class Y	762,719	14,057
First American Large Cap Select Fund, Class Y	2,608,076	18,204
First American Large Cap Value Fund, Class Y	894,932	8,591
First American Mid Cap Growth Opportunities Fund, Class Y ●	131,713	2,874
First American Mid Cap Value Fund, Class Y	203,115	2,653
First American Quantitative Large Cap Core Fund, Class Y	1,222,130	15,692
First American Quantitative Large Cap Growth Fund, Class Y	325,700	4,710
First American Quantitative Large Cap Value Fund, Class Y	331,963	4,173
First American Real Estate Securities Fund, Class Y	881,426	6,831
First American Small Cap Select Fund, Class Y ●	250,419	1,760
First American Small Cap Value Fund, Class Y	18,819	112

Total Equity Funds		104,563

Fixed Income Funds Å – 40.3%
First American Core Bond Fund, Class Y	1,739,762	15,745
First American Total Return Bond Fund, Class Y	7,765,220	58,550

Total Fixed Income Funds		74,295

Exchange-Traded Fund – 1.8%
iShares S&P GSCI Commodity-Indexed Trust ●	139,931	3,370

Total Investment Companies (Cost $271,916)		182,228

Short-Term Investment – 1.5%
First American Prime Obligations Fund, Class Z Å (Cost $2,851)	2,850,735	2,851

Total Investments – 100.2% (Cost $274,767)		185,079

Other Assets and Liabilities, Net – (0.2)%		(420)

Total Net Assets – 100.0%		$184,659

Å	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

●	Fund paid no dividends during the twelve-month period ended February 28, 2009.

First American Funds 2009 Semiannual Report   7

Schedule of Investments  February 28, 2009 (unaudited), all dollars are rounded to thousands (000)

Strategy Conservative Allocation Fund
DESCRIPTION	SHARES	VALUE

Investment Companies – 99.2%
Equity Funds Å – 28.6%
First American Equity Income Fund, Class Y	122,967	$992
First American Global Infrastructure Fund, Class Y	94,713	535
First American International Fund, Class Y	70,984	518
First American International Select Fund, Class Y	404,120	2,194
First American Large Cap Growth Opportunities Fund, Class Y	101,677	1,874
First American Large Cap Select Fund, Class Y	306,176	2,137
First American Large Cap Value Fund, Class Y	78,411	753
First American Mid Cap Growth Opportunities Fund, Class Y ●	25,616	559
First American Mid Cap Value Fund, Class Y	41,722	545
First American Quantitative Large Cap Core Fund, Class Y	252,034	3,236
First American Quantitative Large Cap Growth Fund, Class Y	53,625	778
First American Quantitative Large Cap Value Fund, Class Y	57,009	717
First American Real Estate Securities Fund, Class Y	133,484	1,035
First American Small Cap Select Fund, Class Y ●	5,164	36

Total Equity Funds		15,909

Fixed Income Funds Å – 69.6%
First American Core Bond Fund, Class Y	2,084,334	18,863
First American Total Return Bond Fund, Class Y	2,635,929	19,875

Total Fixed Income Funds		38,738

Exchange-Traded Fund – 1.0%
iShares S&P GSCI Commodity-Indexed Trust ●	23,403	564

Total Investment Companies (Cost $73,446)		55,211

Short-Term Investment – 1.0%
First American Prime Obligations Fund, Class Z Å (Cost $557)	556,765	557

Total Investments — 100.2% (Cost $74,003)		55,768

Other Assets and Liabilities, Net – (0.2)%		(104)

Total Net Assets – 100.0%		$55,664

Å	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

●	Fund paid no dividends during the twelve-month period ended February 28, 2009.

Strategy Growth Allocation Fund
DESCRIPTION	SHARES	VALUE

Investment Companies – 98.7%
Equity Funds Å – 71.0%
First American Equity Income Fund, Class Y	270,889	$2,186
First American Global Infrastructure Fund, Class Y	391,753	2,213
First American International Fund, Class Y	130,584	953
First American International Select Fund, Class Y	2,022,126	10,980
First American Large Cap Growth Opportunities Fund, Class Y	639,848	11,792
First American Large Cap Select Fund, Class Y	1,727,950	12,061
First American Large Cap Value Fund, Class Y	919,246	8,825
First American Mid Cap Growth Opportunities Fund, Class Y ●	121,750	2,657
First American Mid Cap Value Fund, Class Y	152,448	1,991
First American Quantitative Large Cap Core Fund, Class Y	821,311	10,546
First American Quantitative Large Cap Growth Fund, Class Y	255,911	3,713
First American Quantitative Large Cap Value Fund, Class Y	278,483	3,500
First American Real Estate Securities Fund, Class Y	675,206	5,233
First American Small Cap Select Fund, Class Y ●	188,572	1,326
First American Small Cap Value Fund, Class Y	11,850	71

Total Equity Funds		78,047

Fixed Income Funds Å – 26.0%
First American Core Bond Fund, Class Y	892,995	8,082
First American Total Return Bond Fund, Class Y	2,715,846	20,478

Total Fixed Income Funds		28,560

Exchange-Traded Fund – 1.7%
iShares S&P GSCI Commodity-Indexed Trust ●	79,292	1,909

Total Investment Companies (Cost $168,166)		108,516

Short-Term Investment – 1.8%
First American Prime Obligations Fund, Class Z Å (Cost $2,038)	2,038,231	2,038

Total Investments – 100.5% (Cost $170,204)		110,554

Other Assets and Liabilities, Net – (0.5)%		(583)

Total Net Assets – 100.0%		$109,971

Å	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

●	Fund paid no dividends during the twelve-month period ended February 28, 2009.

The accompanying notes are an integral part of the financial statements.

8   First American Funds 2009 Semiannual Report

Statements ofAssets and Liabilities	February 28, 2009 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

	Strategy	Strategy	Strategy	Strategy
	Aggressive Growth	Balanced	Conservative	Growth
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund

Affiliated funds, at cost	$138,090	$268,571	$72,983	$167,011
Unaffiliated investments, at cost	2,271	6,196	1,020	3,193

ASSETS:
Affiliated funds, at value (note 2)	$80,948	$181,709	$55,204	$108,645
Unaffiliated investments, at value (note 2)	1,348	3,370	564	1,909
Cash	52	1	246	174
Receivable for dividends and interest	4	492	—	14
Receivable for capital shares sold	71	238	37	169
Receivable from advisor	15	5	15	13
Prepaid expenses and other assets	20	23	21	21

Total assets	82,458	185,838	56,087	110,945

LIABILITIES:
Payable for investments purchased	56	691	246	587
Payable for capital shares redeemed	133	396	119	309
Payable to affiliates (note 3)	25	25	21	25
Payable for distribution and shareholder servicing fees	13	26	10	20
Accrued expenses and liabilities	31	41	27	33

Total liabilities	258	1,179	423	974

Net assets	$82,200	$184,659	$55,664	$109,971

COMPOSITION OF NET ASSETS:
Portfolio capital	$150,059	$301,405	$77,355	$180,303
Undistributed net investment income	1,089	3,230	840	2,009
Accumulated net realized loss on investments (note 2)	(10,883)	(30,288)	(4,296)	(12,691)
Net unrealized depreciation of investments	(58,065)	(89,688)	(18,235)	(59,650)

Net assets	$82,200	$184,659	$55,664	$109,971

Class A:
Net assets	$29,387	$72,499	$21,034	$42,382
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	4,009	11,061	2,691	6,152
Net asset value and redemption price per share	$7.33	$6.55	$7.81	$6.89
Maximum offering price per share[1]	$7.76	$6.93	$8.26	$7.29
Class B:
Net assets	$2,811	$5,443	$2,989	$6,029
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	395	840	385	894
Net asset value, offering price, and redemption price per share[2]	$7.12	$6.48	$7.76	$6.74
Class C:
Net assets	$4,464	$7,928	$3,171	$7,511
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	627	1,223	408	1,110
Net asset value, offering price, and redemption price per share[2]	$7.12	$6.48	$7.77	$6.77
Class R:
Net assets	$1,006	$856	$667	$1,241
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	138	132	86	182
Net asset value, offering price, and redemption price per share	$7.27	$6.50	$7.80	$6.84
Class Y:
Net assets	$44,532	$97,933	$27,803	$52,808
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	6,063	14,980	3,557	7,643
Net asset value, offering price, and redemption price per share	$7.34	$6.54	$7.82	$6.91

[1]	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

[2]	Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

First American Funds 2009 Semiannual Report   9

Statements ofOperations	For the six-month period ended February 28, 2009 (unaudited), all dollars are rounded to thousands (000)

	Strategy	Strategy	Strategy	Strategy
	Aggressive Growth	Balanced	Conservative	Growth
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund

INVESTMENT INCOME:
Income distributions received from underlying affiliated funds	$1,259	$6,181	$1,846	$2,253

Total investment income	1,259	6,181	1,846	2,253

EXPENSES (note 3):
Investment advisory fees	50	110	31	65
Administration fees	5	5	5	5
Transfer agent fees	77	74	63	85
Custodian fees	2	6	2	3
Legal fees	7	7	7	7
Audit fees	15	15	15	15
Registration fees	24	25	23	25
Postage and printing fees	11	23	6	13
Directors’ fees	14	14	14	14
Other expenses	10	10	9	11
Distribution and shareholder servicing fees:
Class A	45	111	31	62
Class B	18	34	18	37
Class C	25	43	16	39
Class R	2	2	2	3

Total expenses	305	479	242	384

Less: Fee waivers (note 3)	(140)	(124)	(129)	(145)

Total net expenses	165	355	113	239

Investment income – net	1,094	5,826	1,733	2,014

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS – NET:
Capital gain distributions received from underlying affiliated funds	77	18	429	486
Net realized loss on affiliated funds	(9,014)	(25,973)	(4,039)	(9,442)
Net realized gain (loss) on unaffiliated investments	(1,404)	(1,016)	—	(1,227)
Net change in unrealized appreciation or depreciation of investments	(46,704)	(73,267)	(16,064)	(54,264)

Net loss on investments	(57,045)	(100,238)	(19,674)	(64,447)

Net decrease in net assets resulting from operations	$(55,951)	$(94,412)	$(17,941)	$(62,433)

The accompanying notes are an integral part of the financial statements.

10   First American Funds 2009 Semiannual Report

Statements ofChanges in Net Assets	all dollars are rounded to thousands (000)

	Strategy		Strategy		Strategy		Strategy
	Aggressive Growth		Balanced		Conservative		Growth
	Allocation Fund		Allocation Fund		Allocation Fund		Allocation Fund

	Six-Month		Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended		Period Ended
	2/28/09	Year Ended	2/28/09	Year Ended	2/28/09	Year Ended	2/28/09	Year Ended
	(unaudited)	8/31/08	(unaudited)	8/31/08	(unaudited)	8/31/08	(unaudited)	8/31/08

OPERATIONS:
Investment income – net	$1,094	$4,562	$5,826	$11,803	$1,733	$3,353	$2,014	$6,257
Capital gain distributions received from underlying affiliated funds	77	5,247	18	7,392	429	827	486	5,418
Net realized gain (loss) on:
Affiliated funds	(9,014)	3,138	(25,973)	8,700	(4,039)	952	(9,442)	3,634
Unaffiliated investments	(1,404)	1,036	(1,016)	927	—	7	(1,227)	747
Net change in unrealized appreciation or depreciation of investments	(46,704)	(21,887)	(73,267)	(39,212)	(16,064)	(6,127)	(54,264)	(23,675)

Net decrease in net assets resulting from operations	(55,951)	(7,904)	(94,412)	(10,390)	(17,941)	(988)	(62,433)	(7,619)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	—	(1,768)	(1,010)	(5,208)	(361)	(1,541)	—	(2,449)
Class B	—	(137)	(47)	(338)	(36)	(189)	—	(307)
Class C	—	(112)	(65)	(277)	(35)	(136)	—	(203)
Class R	—	(27)	(10)	(40)	(10)	(39)	—	(32)
Class Y	—	(2,573)	(1,486)	(7,250)	(484)	(1,995)	—	(3,345)
Net realized gain on investments:
Class A	(121)	—	(4,992)	(6,853)	(669)	(949)	(3,633)	(930)
Class B	(12)	—	(375)	(523)	(100)	(136)	(544)	(139)
Class C	(18)	—	(516)	(411)	(95)	(91)	(595)	(85)
Class R	(3)	—	(52)	(50)	(21)	(26)	(96)	(11)
Class Y	(188)	—	(6,438)	(8,979)	(850)	(1,198)	(4,601)	(1,184)

Total distributions	(342)	(4,617)	(14,991)	(29,929)	(2,661)	(6,300)	(9,469)	(8,685)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	5,477	15,780	9,511	29,165	4,507	12,778	9,614	20,032
Reinvestment of distributions	117	1,699	5,737	11,482	968	2,333	3,563	3,324
Payments for redemptions	(5,924)	(19,966)	(17,906)	(29,929)	(7,105)	(11,881)	(8,397)	(19,257)

Increase (decrease) in net assets from Class A transactions	(330)	(2,487)	(2,658)	10,718	(1,630)	3,230	4,780	4,099

Class B:
Proceeds from sales	81	1,582	267	2,239	510	1,554	136	2,372
Reinvestment of distributions	12	135	408	828	132	292	537	438
Payments for redemptions	(525)	(736)	(1,173)	(1,489)	(798)	(1,249)	(685)	(1,338)

Increase (decrease) in net assets from Class B transactions	(432)	981	(498)	1,578	(156)	597	(12)	1,472

Class C:
Proceeds from sales	1,736	3,608	2,857	4,803	1,138	1,392	3,329	4,584
Reinvestment of distributions	17	106	496	537	121	210	557	277
Payments for redemptions	(728)	(867)	(1,348)	(1,062)	(610)	(652)	(922)	(1,686)

Increase in net assets from Class C transactions	1,025	2,847	2,005	4,278	649	950	2,964	3,175

Class R:
Proceeds from sales	548	873	283	505	182	288	613	906
Reinvestment of distributions	3	27	61	89	30	65	96	43
Payments for redemptions	(289)	(262)	(225)	(63)	(106)	(183)	(171)	(152)

Increase in net assets from Class R transactions	262	638	119	531	106	170	538	797

Class Y:
Proceeds from sales	8,399	23,106	11,156	29,533	4,207	10,591	8,445	18,118
Reinvestment of distributions	160	2,128	7,489	15,213	1,147	2,705	4,115	4,050
Payments for redemptions	(7,982)	(12,932)	(17,727)	(35,268)	(5,004)	(10,809)	(8,973)	(17,950)

Increase in net assets from Class Y transactions	577	12,302	918	9,478	350	2,487	3,587	4,218

Increase (decrease) in net assets from capital share transactions	1,102	14,281	(114)	26,583	(681)	7,434	11,857	13,761

Total increase (decrease) in net assets	(55,191)	1,760	(109,517)	(13,736)	(21,283)	146	(60,045)	(2,543)
Net assets at beginning of period	137,391	135,631	294,176	307,912	76,947	76,801	170,016	172,559

Net assets at end of period	$82,200	$137,391	$184,659	$294,176	$55,664	$76,947	$109,971	$170,016

Undistributed (distributions in excess of) net investment income at end of period	$1,089	$(5)	$3,230	$22	$840	$33	$2,009	$(5)

First American Funds 2009 Semiannual Report   11

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net Realized	Total	End of
	of Period	Income (Loss)	Investments	Operations	Income	Gains	Distributions	Period

Strategy Aggressive Growth Allocation Fund[1]
Class A
2009[2]	$12.37	$0.09	$(5.10)	$(5.01)	$—	$(0.03)	$(0.03)	$7.33
2008[3]	13.50	0.43	(1.13)	(0.70)	(0.43)	—	(0.43)	12.37
2007[3]	11.92	0.17	1.66	1.83	(0.25)	—	(0.25)	13.50
2006[3]	10.92	0.17	1.00	1.17	(0.17)	—	(0.17)	11.92
2005[4]	9.58	0.15	1.33	1.48	(0.14)	—	(0.14)	10.92
2004[5]	8.49	0.08	1.08	1.16	(0.07)	—	(0.07)	9.58
Class B
2009[2]	$12.06	$0.06	$(4.97)	$(4.91)	$—	$(0.03)	$(0.03)	$7.12
2008[3]	13.19	0.30	(1.07)	(0.77)	(0.36)	—	(0.36)	12.06
2007[3]	11.71	0.06	1.64	1.70	(0.22)	—	(0.22)	13.19
2006[3]	10.78	0.06	1.00	1.06	(0.13)	—	(0.13)	11.71
2005[4]	9.49	0.07	1.33	1.40	(0.11)	—	(0.11)	10.78
2004[5]	8.45	(0.01)	1.10	1.09	(0.05)	—	(0.05)	9.49
Class C
2009[2]	$12.07	$0.06	$(4.98)	$(4.92)	$—	$(0.03)	$(0.03)	$7.12
2008[3]	13.20	0.27	(1.04)	(0.77)	(0.36)	—	(0.36)	12.07
2007[3]	11.72	0.06	1.63	1.69	(0.21)	—	(0.21)	13.20
2006[3]	10.78	0.07	1.00	1.07	(0.13)	—	(0.13)	11.72
2005[4]	9.49	0.07	1.33	1.40	(0.11)	—	(0.11)	10.78
2004[5]	8.45	—	1.09	1.09	(0.05)	—	(0.05)	9.49
Class R
2009[2]	$12.29	$0.09	$(5.08)	$(4.99)	$—	$(0.03)	$(0.03)	$7.27
2008[3]	13.42	0.34	(1.07)	(0.73)	(0.40)	—	(0.40)	12.29
2007[3]	11.87	0.10	1.69	1.79	(0.24)	—	(0.24)	13.42
2006[3]	10.89	0.03	1.11	1.14	(0.16)	—	(0.16)	11.87
2005[4]	9.56	0.07	1.39	1.46	(0.13)	—	(0.13)	10.89
2004[5,6]	8.47	0.11	1.05	1.16	(0.07)	—	(0.07)	9.56
Class Y
2009[2]	$12.38	$0.11	$(5.12)	$(5.01)	$—	$(0.03)	$(0.03)	$7.34
2008[3]	13.51	0.45	(1.12)	(0.67)	(0.46)	—	(0.46)	12.38
2007[3]	11.92	0.20	1.65	1.85	(0.26)	—	(0.26)	13.51
2006[3]	10.92	0.19	1.00	1.19	(0.19)	—	(0.19)	11.92
2005[4]	9.57	0.17	1.34	1.51	(0.16)	—	(0.16)	10.92
2004[5]	8.48	0.10	1.09	1.19	(0.10)	—	(0.10)	9.57

[1]	Per share data calculated using average share method.

[2]	For the six-month period ended February 28, 2009 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period September 1 to August 31 in the fiscal year indicated.

[4]	For the eleven-month period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

[8]	Expense ratios do not include expenses of the underlying funds.

The accompanying notes are an integral part of the financial statements.

12   First American Funds 2009 Semiannual Report

				Ratio of	Ratio of Net
			Ratio of Net	Expenses to	Investment
		Ratio of	Investment	Average	Income (Loss)
	Net Assets	Expenses to	Income (Loss)	Net Assets	to Average Net	Portfolio
Total	End of	Average	to Average	(Excluding	Assets (Exclud-	Turnover
Return[7]	Period (000)	Net Assets[8]	Net Assets	Waivers)[8]	ing Waivers)	Rate

(40.53)%	$29,387	0.40%	2.10%	0.68%	1.82%	22%
(5.41)	50,241	0.40	3.25	0.60	3.05	45
15.51	57,337	0.40	1.34	0.61	1.13	50
10.77	61,645	0.40	1.44	0.97	0.87	18
15.53	54,452	0.40	1.55	0.94	1.01	35
13.72	58,200	0.40	0.83	0.91	0.32	12

(40.74)%	$2,811	1.15%	1.30%	1.43%	1.02%	22%
(6.06)	5,304	1.15	2.33	1.35	2.13	45
14.60	4,806	1.15	0.51	1.36	0.30	50
9.89	3,196	1.15	0.57	1.72	—	18
14.79	1,979	1.15	0.69	1.69	0.15	35
12.89	1,421	1.15	(0.09)	1.66	(0.60)	12

(40.79)%	$4,464	1.15%	1.36%	1.43%	1.08%	22%
(6.04)	6,232	1.15	2.08	1.35	1.88	45
14.58	3,828	1.15	0.51	1.36	0.30	50
9.99	2,709	1.15	0.62	1.72	0.05	18
14.79	1,499	1.15	0.73	1.69	0.19	35
12.88	1,054	1.15	0.01	1.66	(0.50)	12

(40.63)%	$1,006	0.65%	1.93%	0.93%	1.65%	22%
(5.60)	1,269	0.65	2.62	0.85	2.42	45
15.21	725	0.65	0.79	0.86	0.58	50
10.54	258	0.65	0.27	1.37	(0.45)	18
15.33	5	0.65	0.67	1.34	(0.02)	35
13.70	1	0.40	1.13	0.91	0.62	12

(40.49)%	$44,532	0.15%	2.39%	0.43%	2.11%	22%
(5.17)	74,345	0.15	3.40	0.35	3.20	45
15.74	68,935	0.15	1.51	0.36	1.30	50
11.05	58,515	0.15	1.67	0.72	1.10	18
15.87	41,762	0.15	1.74	0.69	1.20	35
14.02	27,790	0.15	1.08	0.66	0.57	12

First American Funds 2009 Semiannual Report   13

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net Realized	Total	End of
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Period

Strategy Balanced Allocation Fund[1]
Class A
2009[2]	$10.48	$0.21	$(3.59)	$(3.38)	$(0.09)	$(0.46)	$(0.55)	$6.55
2008[3]	11.99	0.43	(0.79)	(0.36)	(0.48)	(0.67)	(1.15)	10.48
2007[3]	10.96	0.26	1.00	1.26	(0.23)	—	(0.23)	11.99
2006[3]	10.37	0.26	0.58	0.84	(0.25)	—	(0.25)	10.96
2005[4]	9.44	0.19	0.91	1.10	(0.17)	—	(0.17)	10.37
2004[5]	8.73	0.17	0.71	0.88	(0.17)	—	(0.17)	9.44
Class B
2009[2]	$10.36	$0.17	$(3.54)	$(3.37)	$(0.05)	$(0.46)	$(0.51)	$6.48
2008[3]	11.87	0.34	(0.78)	(0.44)	(0.40)	(0.67)	(1.07)	10.36
2007[3]	10.89	0.17	0.99	1.16	(0.18)	—	(0.18)	11.87
2006[3]	10.31	0.17	0.59	0.76	(0.18)	—	(0.18)	10.89
2005[4]	9.40	0.12	0.90	1.02	(0.11)	—	(0.11)	10.31
2004[5]	8.70	0.09	0.71	0.80	(0.10)	—	(0.10)	9.40
Class C
2009[2]	$10.38	$0.18	$(3.56)	$(3.38)	$(0.06)	$(0.46)	$(0.52)	$6.48
2008[3]	11.88	0.33	(0.76)	(0.43)	(0.40)	(0.67)	(1.07)	10.38
2007[3]	10.90	0.17	1.00	1.17	(0.19)	—	(0.19)	11.88
2006[3]	10.32	0.17	0.59	0.76	(0.18)	—	(0.18)	10.90
2005[4]	9.41	0.12	0.90	1.02	(0.11)	—	(0.11)	10.32
2004[5]	8.70	0.09	0.72	0.81	(0.10)	—	(0.10)	9.41
Class R
2009[2]	$10.40	$0.19	$(3.55)	$(3.36)	$(0.08)	$(0.46)	$(0.54)	$6.50
2008[3]	11.91	0.39	(0.77)	(0.38)	(0.46)	(0.67)	(1.13)	10.40
2007[3]	10.91	0.20	1.02	1.22	(0.22)	—	(0.22)	11.91
2006[3]	10.33	0.19	0.63	0.82	(0.24)	—	(0.24)	10.91
2005[4]	9.41	0.12	0.96	1.08	(0.16)	—	(0.16)	10.33
2004[5,6]	8.70	0.18	0.68	0.86	(0.15)	—	(0.15)	9.41
Class Y
2009[2]	$10.46	$0.21	$(3.57)	$(3.36)	$(0.10)	$(0.46)	$(0.56)	$6.54
2008[3]	11.96	0.46	(0.78)	(0.32)	(0.51)	(0.67)	(1.18)	10.46
2007[3]	10.94	0.28	1.00	1.28	(0.26)	—	(0.26)	11.96
2006[3]	10.36	0.28	0.58	0.86	(0.28)	—	(0.28)	10.94
2005[4]	9.42	0.21	0.91	1.12	(0.18)	—	(0.18)	10.36
2004[5]	8.71	0.19	0.71	0.90	(0.19)	—	(0.19)	9.42

[1]	Per share data calculated using average share method.

[2]	For the six-month period ended February 28, 2009 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period September 1 to August 31 in the fiscal year indicated.

[4]	For the eleven-month period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

[8]	Expense ratios do not include expenses of the underlying funds.

The accompanying notes are an integral part of the financial statements.

14   First American Funds 2009 Semiannual Report

				Ratio of	Ratio of Net
			Ratio of Net	Expenses to	Investment
		Ratio of	Investment	Average	Income
	Net Assets	Expenses to	Income	Net Assets	to Average Net	Portfolio
Total	End of	Average	to Average	(Excluding	Assets (Exclud-	Turnover
Return[7]	Period (000)	Net Assets[8]	Net Assets	Waivers)[8]	ing Waivers)	Rate

(32.83)%	$72,499	0.40%	5.22%	0.51%	5.11%	31%
(3.58)	119,109	0.40	3.83	0.47	3.76	34
11.66	124,565	0.40	2.26	0.49	2.17	64
8.21	125,595	0.40	2.43	0.90	1.93	17
11.68	137,084	0.40	2.07	0.90	1.57	29
10.09	135,413	0.40	1.80	0.89	1.31	12

(33.00)%	$5,443	1.15%	4.42%	1.26%	4.31%	31%
(4.33)	9,299	1.15	3.06	1.22	2.99	34
10.80	9,017	1.15	1.44	1.24	1.35	64
7.42	6,819	1.15	1.57	1.65	1.07	17
10.93	4,206	1.15	1.26	1.65	0.76	29
9.23	2,739	1.15	1.00	1.64	0.51	12

(33.10)%	$7,928	1.15%	4.59%	1.26%	4.48%	31%
(4.22)	10,090	1.15	2.98	1.22	2.91	34
10.80	6,910	1.15	1.46	1.24	1.37	64
7.39	5,454	1.15	1.56	1.65	1.06	17
10.89	3,576	1.15	1.30	1.65	0.80	29
9.28	3,342	1.15	1.01	1.64	0.52	12

(32.88)%	$856	0.65%	4.96%	0.76%	4.85%	31%
(3.81)	1,193	0.65	3.47	0.72	3.40	34
11.27	801	0.65	1.69	0.74	1.60	64
8.00	148	0.65	1.76	1.30	1.11	17
11.52	22	0.65	1.31	1.30	0.66	29
9.93	1	0.40	1.91	0.89	1.42	12

(32.70)%	$97,933	0.15%	5.44%	0.26%	5.33%	31%
(3.26)	154,485	0.15	4.07	0.22	4.00	34
11.87	166,619	0.15	2.44	0.24	2.35	64
8.40	138,208	0.15	2.58	0.65	2.08	17
12.02	104,248	0.15	2.33	0.65	1.83	29
10.39	95,664	0.15	2.05	0.64	1.56	12

First American Funds 2009 Semiannual Report   15

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net Realized	Total	End of
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Period

Strategy Conservative Allocation Fund[1]
Class A
2009[2]	$10.68	$0.24	$(2.73)	$(2.49)	$(0.13)	$(0.25)	$(0.38)	$7.81
2008[3]	11.73	0.48	(0.60)	(0.12)	(0.57)	(0.36)	(0.93)	10.68
2007[3]	11.40	0.37	0.51	0.88	(0.34)	(0.21)	(0.55)	11.73
2006[3]	11.25	0.40	0.14	0.54	(0.39)	—	(0.39)	11.40
2005[4]	10.67	0.28	0.53	0.81	(0.23)	—	(0.23)	11.25
2004[5]	10.29	0.31	0.38	0.69	(0.31)	—	(0.31)	10.67
Class B
2009[2]	$10.61	$0.21	$(2.72)	$(2.51)	$(0.09)	$(0.25)	$(0.34)	$7.76
2008[3]	11.66	0.40	(0.61)	(0.21)	(0.48)	(0.36)	(0.84)	10.61
2007[3]	11.34	0.28	0.51	0.79	(0.26)	(0.21)	(0.47)	11.66
2006[3]	11.20	0.31	0.14	0.45	(0.31)	—	(0.31)	11.34
2005[4]	10.63	0.21	0.53	0.74	(0.17)	—	(0.17)	11.20
2004[5]	10.26	0.24	0.37	0.61	(0.24)	—	(0.24)	10.63
Class C
2009[2]	$10.63	$0.21	$(2.73)	$(2.52)	$(0.09)	$(0.25)	$(0.34)	$7.77
2008[3]	11.68	0.39	(0.59)	(0.20)	(0.49)	(0.36)	(0.85)	10.63
2007[3]	11.36	0.28	0.51	0.79	(0.26)	(0.21)	(0.47)	11.68
2006[3]	11.22	0.31	0.15	0.46	(0.32)	—	(0.32)	11.36
2005[4]	10.66	0.21	0.52	0.73	(0.17)	—	(0.17)	11.22
2004[5]	10.28	0.23	0.38	0.61	(0.23)	—	(0.23)	10.66
Class R
2009[2]	$10.66	$0.23	$(2.72)	$(2.49)	$(0.12)	$(0.25)	$(0.37)	$7.80
2008[3]	11.71	0.46	(0.61)	(0.15)	(0.54)	(0.36)	(0.90)	10.66
2007[3]	11.39	0.34	0.51	0.85	(0.32)	(0.21)	(0.53)	11.71
2006[3]	11.25	0.29	0.22	0.51	(0.37)	—	(0.37)	11.39
2005[4]	10.69	0.26	0.52	0.78	(0.22)	—	(0.22)	11.25
2004[5,6]	10.29	0.31	0.37	0.68	(0.28)	—	(0.28)	10.69
Class Y
2009[2]	$10.68	$0.25	$(2.72)	$(2.47)	$(0.14)	$(0.25)	$(0.39)	$7.82
2008[3]	11.73	0.51	(0.60)	(0.09)	(0.60)	(0.36)	(0.96)	10.68
2007[3]	11.40	0.39	0.52	0.91	(0.37)	(0.21)	(0.58)	11.73
2006[3]	11.25	0.42	0.15	0.57	(0.42)	—	(0.42)	11.40
2005[4]	10.67	0.31	0.52	0.83	(0.25)	—	(0.25)	11.25
2004[5]	10.29	0.34	0.38	0.72	(0.34)	—	(0.34)	10.67

[1]	Per share data calculated using average share method.

[2]	For the six-month period ended February 28, 2009 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period September 1 to August 31 in the fiscal year indicated.

[4]	For the eleven-month period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

[8]	Expense ratios do not include expenses of the underlying funds.

The accompanying notes are an integral part of the financial statements.

16   First American Funds 2009 Semiannual Report

				Ratio of	Ratio of Net
			Ratio of Net	Expenses to	Investment
		Ratio of	Investment	Average	Income
	Net Assets	Expenses to	Income	Net Assets	to Average Net	Portfolio
Total	End of	Average	to Average	(Excluding	Assets (Exclud-	Turnover
Return[7]	Period (000)	Net Assets[8]	Net Assets	Waivers)[8]	ing Waivers)	Rate

(23.60)%	$21,034	0.40%	5.51%	0.81%	5.10%	23%
(1.27)	30,926	0.40	4.22	0.73	3.89	20
7.89	30,580	0.40	3.20	0.77	2.83	71
4.97	30,250	0.40	3.56	1.00	2.96	23
7.65	31,158	0.40	2.81	0.95	2.26	33
6.75	28,997	0.40	2.92	0.91	2.41	17

(23.87)%	$2,989	1.15%	4.78%	1.56%	4.37%	23%
(2.01)	4,301	1.15	3.49	1.48	3.16	20
7.07	4,131	1.15	2.44	1.52	2.07	71
4.14	3,624	1.15	2.80	1.75	2.20	23
6.99	2,910	1.15	2.04	1.70	1.49	33
5.94	2,545	1.15	2.23	1.66	1.72	17

(23.89)%	$3,171	1.15%	4.83%	1.56%	4.42%	23%
(1.99)	3,558	1.15	3.48	1.48	3.15	20
7.05	2,914	1.15	2.43	1.52	2.06	71
4.17	2,175	1.15	2.74	1.75	2.14	23
6.86	1,445	1.15	2.04	1.70	1.49	33
5.95	1,388	1.15	2.14	1.66	1.63	17

(23.64)%	$667	0.65%	5.31%	1.06%	4.90%	23%
(1.50)	798	0.65	4.02	0.98	3.69	20
7.63	706	0.65	2.91	1.02	2.54	71
4.67	250	0.65	2.58	1.40	1.83	23
7.35	9	0.65	2.60	1.35	1.90	33
6.64	1	0.40	2.95	0.91	2.44	17

(23.40)%	$27,803	0.15%	5.79%	0.56%	5.38%	23%
(1.02)	37,364	0.15	4.49	0.48	4.16	20
8.17	38,470	0.15	3.37	0.52	3.00	71
5.23	61,008	0.15	3.79	0.75	3.19	23
7.85	55,293	0.15	3.06	0.70	2.51	33
7.02	49,192	0.15	3.17	0.66	2.66	17

First American Funds 2009 Semiannual Report   17

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net Realized	Total	End of
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Period

Strategy Growth Allocation Fund[1]
Class A
2009[2]	$11.72	$0.13	$(4.30)	$(4.17)	$—	$(0.66)	$(0.66)	$6.89
2008[3]	12.87	0.45	(0.97)	(0.52)	(0.45)	(0.18)	(0.63)	11.72
2007[3]	11.57	0.22	1.32	1.54	(0.24)	—	(0.24)	12.87
2006[3]	10.79	0.21	0.78	0.99	(0.21)	—	(0.21)	11.57
2005[4]	9.64	0.16	1.14	1.30	(0.15)	—	(0.15)	10.79
2004[5]	8.72	0.13	0.92	1.05	(0.13)	—	(0.13)	9.64
Class B
2009[2]	$11.53	$0.09	$(4.22)	$(4.13)	$—	$(0.66)	$(0.66)	$6.74
2008[3]	12.68	0.34	(0.94)	(0.60)	(0.37)	(0.18)	(0.55)	11.53
2007[3]	11.46	0.12	1.30	1.42	(0.20)	—	(0.20)	12.68
2006[3]	10.69	0.11	0.79	0.90	(0.13)	—	(0.13)	11.46
2005[4]	9.57	0.08	1.14	1.22	(0.10)	—	(0.10)	10.69
2004[5]	8.69	0.04	0.93	0.97	(0.09)	—	(0.09)	9.57
Class C
2009[2]	$11.57	$0.10	$(4.24)	$(4.14)	$—	$(0.66)	$(0.66)	$6.77
2008[3]	12.73	0.32	(0.93)	(0.61)	(0.37)	(0.18)	(0.55)	11.57
2007[3]	11.49	0.12	1.32	1.44	(0.20)	—	(0.20)	12.73
2006[3]	10.73	0.12	0.77	0.89	(0.13)	—	(0.13)	11.49
2005[4]	9.59	0.09	1.15	1.24	(0.10)	—	(0.10)	10.73
2004[5]	8.71	0.05	0.92	0.97	(0.09)	—	(0.09)	9.59
Class R
2009[2]	$11.65	$0.12	$(4.27)	$(4.15)	$—	$(0.66)	$(0.66)	$6.84
2008[3]	12.80	0.37	(0.92)	(0.55)	(0.42)	(0.18)	(0.60)	11.65
2007[3]	11.53	0.15	1.35	1.50	(0.23)	—	(0.23)	12.80
2006[3]	10.76	0.18	0.77	0.95	(0.18)	—	(0.18)	11.53
2005[4]	9.61	0.13	1.15	1.28	(0.13)	—	(0.13)	10.76
2004[5,6]	8.69	0.14	0.90	1.04	(0.12)	—	(0.12)	9.61
Class Y
2009[2]	$11.74	$0.14	$(4.31)	$(4.17)	$—	$(0.66)	$(0.66)	$6.91
2008[3]	12.88	0.48	(0.96)	(0.48)	(0.48)	(0.18)	(0.66)	11.74
2007[3]	11.58	0.25	1.30	1.55	(0.25)	—	(0.25)	12.88
2006[3]	10.79	0.24	0.79	1.03	(0.24)	—	(0.24)	11.58
2005[4]	9.64	0.18	1.14	1.32	(0.17)	—	(0.17)	10.79
2004[5]	8.71	0.15	0.92	1.07	(0.14)	—	(0.14)	9.64

[1]	Per share data calculated using average share method.

[2]	For the six-month period ended February 28, 2009 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period September 1 to August 31 in the fiscal year indicated.

[4]	For the eleven-month period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

[8]	Expense ratios do not include expenses of the underlying funds.

The accompanying notes are an integral part of the financial statements.

18   First American Funds 2009 Semiannual Report

				Ratio of	Ratio of Net
			Ratio of Net	Expenses to	Investment
		Ratio of	Investment	Average	Income (Loss)
	Net Assets	Expenses to	Income	Net Assets	to Average Net	Portfolio
Total	End of	Average	to Average	(Excluding	Assets (Exclud-	Turnover
Return[7]	Period (000)	Net Assets[8]	Net Assets	Waivers)[8]	ing Waivers)	Rate

(36.28)%	$42,382	0.40%	3.09%	0.62%	2.87%	24%
(4.36)	65,193	0.40	3.58	0.56	3.42	42
13.45	67,433	0.40	1.76	0.58	1.58	58
9.25	67,477	0.40	1.90	0.94	1.36	19
13.56	67,968	0.40	1.72	0.92	1.20	34
12.03	71,246	0.40	1.33	0.89	0.84	12

(36.54)%	$6,029	1.15%	2.31%	1.37%	2.09%	24%
(5.05)	10,239	1.15	2.77	1.31	2.61	42
12.47	9,765	1.15	0.95	1.33	0.77	58
8.50	7,103	1.15	1.02	1.69	0.48	19
12.78	4,225	1.15	0.88	1.67	0.36	34
11.17	2,692	1.15	0.41	1.64	(0.08)	12

(36.50)%	$7,511	1.15%	2.40%	1.37%	2.18%	24%
(5.08)	8,771	1.15	2.60	1.31	2.44	42
12.61	6,304	1.15	0.94	1.33	0.76	58
8.35	5,049	1.15	1.10	1.69	0.56	19
12.94	3,976	1.15	0.91	1.67	0.39	34
11.12	3,130	1.15	0.56	1.64	0.07	12

(36.33)%	$1,241	0.65%	2.87%	0.87%	2.65%	24%
(4.58)	1,403	0.65	3.04	0.81	2.88	42
13.15	716	0.65	1.21	0.83	1.03	58
8.94	197	0.65	1.64	1.34	0.95	19
13.41	93	0.65	1.42	1.32	0.75	34
12.03	57	0.40	1.42	0.89	0.93	12

(36.21)%	$52,808	0.15%	3.32%	0.37%	3.10%	24%
(4.03)	84,410	0.15	3.80	0.31	3.64	42
13.58	88,341	0.15	1.99	0.33	1.81	58
9.62	80,118	0.15	2.11	0.69	1.57	19
13.78	60,576	0.15	1.94	0.67	1.42	34
12.34	44,575	0.15	1.57	0.64	1.08	12

First American Funds 2009 Semiannual Report   19

Notes toFinancial Statements	(unaudited as to February 28, 2009), all dollars and shares are rounded to thousands (000)

1 >	Organization

Strategy Aggressive Growth Allocation Fund, Strategy Balanced Allocation Fund, Strategy Conservative Allocation Fund, and Strategy Growth Allocation Fund, (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Strategy Funds, Inc. (“FASF”), which is a member of the First American Family of Funds. FASF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The funds invest primarily in First American Funds, Inc. (“FAF”) and First American Investment Funds, Inc. (“FAIF”) in a “fund of funds” structure. FASF’s articles of incorporation permit the funds’ board of directors to create additional funds and classes in the future.

Prior to December 10, 2008, Strategy Balanced Allocation Fund was named Strategy Growth & Income Allocation Fund and Strategy Conservative Allocation Fund was named Strategy Income Allocation Fund.

FASF offers Class A, Class B, Class C, Class R, and Class Y shares. Prior to July 1, 2004 Class R shares were named Class S shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. As of June 30, 2008, no new or additional investments are allowed in Class B shares, except through permitted exchanges and any reinvested dividends. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

The funds’ prospectuses provide descriptions of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares in a fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees may differ among classes. Each class has exclusive voting rights on any matters relating to that class’ servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Security valuations for the funds’ investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the funds’ board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, then the ask will be the closing price. If the last trade is below bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds’ board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of February 28, 2009, the funds held no fair valued securities.

The funds adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”), on September 1, 2008. FAS 157 requires each fund to classify its securities based on valuation method, using the following three levels:

Level 1 – Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of a fund are investments in open and closed-end funds and exchange-traded funds.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker

20   First American Funds 2009 Semiannual Report

quotations or management’s fair value procedures established by the funds’ board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. Industry implementation has just begun and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of February 28, 2009, each fund’s investments in securities were classified as follows:

				Total
				Market
Fund	Level 1	Level 2	Level 3	Value

Strategy Aggressive Growth Allocation Fund	$82,296	$—	$—	$82,296
Strategy Balanced Allocation Fund	185,079	—	—	185,079
Strategy Conservative Allocation Fund	55,768	—	—	55,768
Strategy Growth Allocation Fund	110,554	—	—	110,554

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. The resulting gain/loss is calculated as the difference between the sales price and the underlying cost of the security on the transaction date.

DISTRIBUTIONS TO SHAREHOLDERS – Strategy Balanced Allocation Fund and Strategy Conservative Allocation Fund declare and pay income dividends quarterly. Strategy Aggressive Growth Allocation Fund and Strategy Growth Allocation Fund declare and pay income dividends annually. Distributions from net investment income are payable in cash or are reinvested in additional shares of the fund. Any net realized capital gains on sales of a fund’s securities and any capital gain distributions received from the underlying funds are distributed to shareholders at least annually.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of February 28, 2009, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. These differences are primarily due to losses deferred from wash sales. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the fiscal period that the differences arise.

The character of distributions made during the six-month period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period or year that the income or realized gains (losses) were recorded by the fund. The distributions paid during the six-month period ended February 28, 2009 (estimated), and the fiscal year ended August 31, 2008, were as follows:

	February 28, 2009

	Ordinary	Long Term
Fund	Income	Gain	Total

Strategy Aggressive Growth Allocation Fund	$—	$342	$342
Strategy Balanced Allocation Fund	2,618	12,373	14,991
Strategy Conservative Allocation Fund	926	1,735	2,661
Strategy Growth Allocation Fund	—	9,469	9,469

	August 31, 2008

	Ordinary	Long Term
Fund	Income	Gain	Total

Strategy Aggressive Growth Allocation Fund	$4,564	$53	$4,617
Strategy Balanced Allocation Fund	13,113	16,816	29,929
Strategy Conservative Allocation Fund	3,952	2,348	6,300
Strategy Growth Allocation Fund	6,476	2,209	8,685

As of August 31, 2008, the funds’ most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax-basis were as follows:

	Undistributed	Undistributed		Total
	Ordinary	Long Term	Unrealized	Accumulated
	Income	Capital Gains	Depreciation	Earnings (Deficit)

Strategy Aggressive Growth Allocation Fund	$—	$341	$(11,902)	$(11,561)
Strategy Balanced Allocation Fund	1,178	11,223	(19,738)	(7,337)
Strategy Conservative Allocation Fund	69	1,704	(2,857)	(1,084)
Strategy Growth Allocation Fund	737	8,731	(7,893)	1,575

First American Funds 2009 Semiannual Report   21

Notes toFinancial Statements	(unaudited as to February 28, 2009), all dollars and shares are rounded to thousands (000)

The differences between book and tax basis unrealized appreciation (depreciation) are primarily due to the tax deferral of losses on wash sales.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses of the funds are allocated to the funds on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds, or a combination of both methods. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended February 28, 2009.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, as designated by the board of directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors, Inc. (“FAF Advisors”) manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee equal, on an annual basis, to 0.10% of the funds’ average daily net assets. FAF Advisors has agreed to waive fees and reimburse other fund expenses through December 31, 2009 so that total fund operating expenses, as a percentage of average daily net assets, do not exceed 0.40% for Class A shares, 1.15% for Class B shares, 1.15% for Class C shares, 0.65% for Class R Shares, and 0.15% for Class Y shares.

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank National Association (“U.S. Bank”). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. FAF Advisors does not charge the funds a fee for the provision of administration services. The funds reimburse the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FASF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement with FASF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statements of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which increases the fund’s custodian expenses.

For the six-month period ended February 28, 2009, custodian fees were not increased as a result of overdrafts or decreased as a result of interest earned.

DISTRIBUTION AND SHAREHOLDER SERVICING (12B-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as the funds’ distributor pursuant to a distribution agreement with FASF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each of the funds pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, and 0.50% of each fund’s average daily net assets attributable to Class A, Class B, Class C, and Class R shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities.

22   First American Funds 2009 Semiannual Report

Under these distribution agreements, the following amounts were retained by affiliates of FAF Advisors for the six-month period ended February 28, 2009:

Fund	Amount

Strategy Aggressive Growth Allocation Fund	$39
Strategy Balanced Allocation Fund	103
Strategy Conservative Allocation Fund	31
Strategy Growth Allocation Fund	67

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. In addition to each fund’s direct expenses as described above, fund shareholders also bear a proportionate share of the underlying funds’ expenses. For the six-month period ended February 28, 2009, legal fees and expenses of $11 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

Contingent Deferred Sales Charge
as a Percentage of Dollar Amount
Year Since Purchase	Subject to Charge

First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 12 months.

The CDSC for Class B and Class C shares is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

For the six-month period ended February 28, 2009, total CDSCs retained by affiliates of FAF Advisors for distributing the funds’ shares were as follows:

Fund	Amount

Strategy Aggressive Growth Allocation Fund	$72
Strategy Balanced Allocation Fund	116
Strategy Conservative Allocation Fund	50
Strategy Growth Allocation Fund	133

First American Funds 2009 Semiannual Report   23

Notes toFinancial Statements	(unaudited as to February 28, 2009), all dollars and shares are rounded to thousands (000)

4 >	Capital Share Transactions

FASF has 10 trillion shares of $0.01 par value capital stock authorized. Capital share transactions for the funds were as follows:

	Strategy		Strategy		Strategy		Strategy
	Aggressive Growth		Balanced		Conservative		Growth
	Allocation Fund		Allocation Fund		Allocation Fund		Allocation Fund

	Six-		Six-		Six-		Six-
	Month		Month		Month		Month
	Period	Year	Period	Year	Period	Year	Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	2/28/09	8/31/08	2/28/09	8/31/08	2/28/09	8/31/08	2/28/09	8/31/08

Class A:
Shares issued	601	1,188	1,196	2,615	509	1,123	1,115	1,605
Shares issued in lieu of cash distributions	14	128	778	1,001	113	206	463	262
Shares redeemed	(666)	(1,503)	(2,278)	(2,642)	(828)	(1,039)	(990)	(1,544)

Total Class A transactions	(51)	(187)	(304)	974	(206)	290	588	323

Class B:
Shares issued	10	122	36	199	57	136	15	192
Shares issued in lieu of cash distributions	2	10	56	73	16	26	71	35
Shares redeemed	(57)	(56)	(149)	(135)	(93)	(111)	(80)	(109)

Total Class B transactions	(45)	76	(57)	137	(20)	51	6	118

Class C:
Shares issued	197	286	359	438	127	125	390	378
Shares issued in lieu of cash distributions	2	8	69	47	14	19	74	22
Shares redeemed	(89)	(67)	(177)	(95)	(68)	(59)	(112)	(137)

Total Class C transactions	110	227	251	390	73	85	352	263

Class R:
Shares issued	63	67	35	46	19	25	66	73
Shares issued in lieu of cash distributions	—	2	8	8	4	6	13	3
Shares redeemed	(28)	(20)	(26)	(6)	(12)	(16)	(17)	(12)

Total Class R transactions	35	49	17	48	11	15	62	64

Class Y:
Shares issued	954	1,721	1,436	2,610	480	931	975	1,451
Shares issued in lieu of cash distributions	19	160	1,016	1,329	134	238	535	318
Shares redeemed	(915)	(979)	(2,247)	(3,092)	(555)	(950)	(1,059)	(1,434)

Total Class Y transactions	58	902	205	847	59	219	451	335

Net increase (decrease) in capital shares	107	1,067	112	2,396	(83)	660	1,459	1,103

Class B shares converted to Class A shares (reflected above as Class A shares issued and Class B shares redeemed) during the six-month period ended February 28, 2009 and the fiscal year ended August 31, 2008, were as follows:

	Six-Month
	Period	Year
	Ended	Ended
Fund	2/28/09	8/31/08

Strategy Aggressive Growth Allocation Fund	3	9
Strategy Balanced Allocation Fund	18	10
Strategy Conservative Allocation Fund	2	12
Strategy Growth Allocation Fund	6	11

5 >	Investment Security Transactions

During the six-month period ended February 28, 2009, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

Fund	Purchases	Sales

Strategy Aggressive Growth Allocation Fund	$22,726	$26,970
Strategy Balanced Allocation Fund	70,089	78,411
Strategy Conservative Allocation Fund	14,396	15,394
Strategy Growth Allocation Fund	37,943	31,294

The aggregate gross unrealized appreciation and depreciation of securities held by the funds and the total cost of securities for federal income tax purposes as of February 28, 2009, were approximately as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross		Income
Fund	Appreciation	Depreciation	Net	Tax Cost

Strategy Aggressive Growth Allocation Fund	$20	$(58,085)	$(58,065)	$140,361
Strategy Balanced Allocation Fund	177	(89,865)	(89,688)	274,767
Strategy Conservative Allocation Fund	67	(18,302)	(18,235)	74,003
Strategy Growth Allocation Fund	—	(59,650)	(59,650)	170,204

24   First American Funds 2009 Semiannual Report

6 >	Investments In Underlying Affiliated Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control. As of February 28, 2009, the following funds held the following positions, which exceeded 5% of the underlying fund’s shares outstanding:

		Percent of
Fund	Underlying Fund	Shares Held

Strategy Aggressive Growth Allocation Fund	Global Infrastructure Fund	5.42%
	Large Cap Select Fund	6.91
	Quantitative Large Cap Core Fund	13.26
	Quantitative Large Cap Growth Fund	22.00
	Quantitative Large Cap Value Fund	23.13

Strategy Balanced Allocation Fund	Global Infrastructure Fund	12.17%
	International Select Fund	6.12
	Large Cap Select Fund	12.62
	Quantitative Large Cap Core Fund	23.23
	Quantitative Large Cap Growth Fund	27.94
	Quantitative Large Cap Value Fund	29.70
	Total Return Bond Fund	9.36

Strategy Conservative Allocation Fund	Quantitative Large Cap Value Fund	5.10%

Strategy Growth Allocation Fund	Global Infrastructure Fund	6.83%
	Large Cap Select Fund	8.36
	Quantitative Large Cap Core Fund	15.61
	Quantitative Large Cap Growth Fund	21.95
	Quantitative Large Cap Value Fund	24.92

7 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

First American Funds 2009 Semiannual Report   25

Notice toShareholders	February 28, 2009 (unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at firstamericanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge upon request by calling 800.677.FUND.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal period with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q are available without charge (1) upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

QUARTERLY PORTFOLIO HOLDINGS

Each fund will make complete portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 business days of the calendar quarter end.

26   First American Funds 2009 Semiannual Report

Board of Directors  First American Strategy Funds, Inc.

Virginia Stringer

Chairperson of First American Strategy Funds, Inc.
Governance Consultant; Chair of Saint Paul Riverfront Corporation;
former Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Strategy Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Strategy Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Strategy Funds, Inc.
Investment Consultant; Chair of United Educators Insurance Company;
former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Strategy Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of William Blair & Company, LLC

Leonard Kedrowski

Director of First American Strategy Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Strategy Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Strategy Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Strategy Funds, Inc.
Owner and President of Jim Wade Homes

First American Strategy Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the First American Strategy Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

ADMINISTRATOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank National Association
60 Livingston Avenue
St. Paul, Minnesota 55101

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, Minnesota 55402

COUNSEL
Dorsey & Whitney LLP
50 South Sixth Street
Suite 1500
Minneapolis, Minnesota 55402

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0056-09  4/2009  SAR-STRATEGY

First American Funds.

February 28, 2009

2009 Semiannual Report

Income Builder Fund

Mutual fund investing involves risk; principal loss is possible.

The First American Income Builder Fund invests primarily in shares of underlying First American Funds. Your cost of investing in the fund will generally be higher than the cost of investing directly in the shares of the underlying mutual funds. The fund is exposed to the principal risks of the underlying funds in direct proportion to each fund’s allocation. Risks associated with the underlying funds include, but are not limited to, the volatility of equity investments; risks associated with fixed-income investments, including credit risk, interest-rate risk, and prepayment risk; the risk of investing in noninvestment-grade securities, which generally have more volatile prices and carry more risk to principal; and the risks associated with concentrating investments in the real estate industry.

 NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of Financial Statements

As a shareholder in First American Funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (common stock, bonds, etc.) and by industry classification (banking, communications, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and present the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, net investment income ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size. The portfolio turnover rate represents the percentage of the fund’s holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase and sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividends, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

First American Funds 2009 Semiannual Report   1

Holdings Summary

Income Builder Fund

 Allocations by Underlying Fund as of February 28, 20091 (% of net assets)

First American High Income Bond Fund, Class Y	30.5%
First American U.S. Government Mortgage Fund, Class Y	28.2%
First American Large Cap Value Fund, Class Y	17.1%
First American Real Estate Securities Fund, Class Y	10.6%
iShares iBoxx $ Investment Grade Corporate Bond Fund	3.1%
First American Equity Income Fund, Class Y	2.8%
First American Quantitative Large Cap Value Fund, Class Y	2.7%
iShares Barclays 3-7 Year Treasury Bond Fund	1.0%
iShares Barclays 20+ Year Treasury Bond Fund	1.0%
iShares Dow Jones Select Dividend Index	0.9%
iShares MSCI EAFE Index Fund	0.9%
First American Prime Obligations Fund, Class Z	0.7%

 Portfolio Allocation as of February 28, 20091 (% of net assets)

Fixed Income Funds	58.7%
Equity Funds	33.2
Exchange-Traded Funds	6.9
Short-Term Investment	0.7
Other Assets and Liabilities, Net[2]	0.5

100.0%

[1]	Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expense incurred but not yet paid.

2   First American Funds 2009 Semiannual Report

Expense Example

As a shareholder of the Income Builder Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2008 to February 28, 2009.

Actual Expenses
For each class, two lines are presented in the table below — the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class, the second line provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

 Income Builder Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (9/01/08 to
	Value (9/01/08)	Value (2/28/09)	2/28/09)

Class A Actual[2]	$1,000.00	$733.00	$1.50

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$1.76

Class B Actual[2]	$1,000.00	$729.00	$4.72

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51

Class C Actual[2]	$1,000.00	$729.80	$4.72

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51

Class R Actual[2]	$1,000.00	$731.00	$2.58

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01

Class Y Actual[2]	$1,000.00	$733.60	$0.43

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.50

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.35%, 1.10%, 1.10%, 0.60%, and 0.10% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

[2]	Based on the actual returns for the six-month period ended February 28, 2009 of -26.70%, -27.10%, -27.02%, -26.90%, and -26.64% for Class A, Class B, Class C, Class R, and Class Y, respectively.

First American Funds 2009 Semiannual Report   3

Schedule of Investments  February 28, 2009 (unaudited), all dollars are rounded to thousands (000)

Income Builder Fund
DESCRIPTION	SHARES	VALUE

Investment Companies – 98.8%
Equity Funds Å – 33.2%
First American Equity Income Fund, Class Y	44,145	$356
First American Large Cap Value Fund, Class Y	225,887	2,169
First American Quantitative Large Cap Value Fund, Class Y	27,548	346
First American Real Estate Securities Fund, Class Y	173,749	1,347

		4,218

Exchange-Traded Funds – 6.9%
iShares Barclays 20+ Year Treasury Bond Fund	1,253	128
iShares Barclays 3-7 Year Treasury Bond Fund	1,162	131
iShares Dow Jones Select Dividend Index	3,725	110
iShares iBoxx $ Investment Grade Corporate Bond Fund	4,140	390
iShares MSCI EAFE Index Fund	3,272	114

		873

Fixed Income Funds Å – 58.7%
First American High Income Bond Fund, Class Y	652,964	3,872
First American U.S. Government Mortgage Fund, Class Y	379,458	3,578

		7,450

Total Investment Companies
(Cost $17,518)		12,541

Short-Term Investment – 0.7%
First American Prime Obligations Fund, Class Z Å
(Cost $93)	93,157	93

Total Investments – 99.5%
(Cost $17,611)		12,634

Other Assets and Liabilities, Net – 0.5%		58

Total Net Assets – 100.0%		$12,692

Å	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

4   First American Funds 2009 Semiannual Report

Statement of Assets and Liabilities	February 28, 2009 (unaudited), all dollars are rounded to thousands (000), except for per share data

Income
Builder
Fund

ASSETS:
Affiliated funds, at value (cost: $16,562) (note 2)	$11,761
Unaffiliated investments, at value (cost: $1,049) (note 2)	873
Cash	60
Receivable for dividends and interest	5
Receivable for investment securities sold	20
Receivable for capital shares sold	11
Receivable from advisor	21
Prepaid expenses and other assets	55

Total assets	12,806

LIABILITIES:
Payable for investment securities purchased	65
Payable to affiliates (note 3)	19
Payable for distribution and shareholder servicing fees	5
Accrued expenses and liabilities	25

Total liabilities	114

Net assets	$12,692

COMPOSITION OF NET ASSETS:
Portfolio capital	$22,343
Undistributed net investment income	21
Accumulated net realized loss on investments (note 2)	(4,695)
Net unrealized depreciation of investments	(4,977)

Net assets	$12,692

Class A:
Net assets	$5,751
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	923
Net asset value and redemption price per share	$6.23
Maximum offering price per share[1]	$6.51
Class B:
Net assets	$1,523
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	245
Net asset value, offering price, and redemption price per share[2]	$6.22
Class C:
Net assets	$3,768
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	606
Net asset value, offering price, and redemption price per share[2]	$6.22
Class R:
Net assets	$36
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	6
Net asset value, offering price, and redemption price per share	$6.22
Class Y:
Net assets	$1,614
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	260
Net asset value, offering price, and redemption price per share	$6.22

[1]	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.25%.

[2]	Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

First American Funds 2009 Semiannual Report   5

Statement of Operations	For the six-month period ended February 28, 2009 (unaudited), all dollars are rounded to thousands (000)

Income
Builder
Fund

INVESTMENT INCOME:
Dividends from affiliated funds	$518
Dividends from unaffiliated investments	23

Total investment income	541

EXPENSES (note 3):
Investment advisory fees	8
Administration fees	5
Transfer agent fees	61
Custodian fees	1
Legal fees	7
Audit fees	15
Registration fees	24
Postage and printing fees	9
Directors’ fees	14
Other expenses	9
Distribution and shareholder servicing fees:
Class A	9
Class B	9
Class C	23
Class R	—

Total expenses	194

Less: Fee waivers (note 3)	(145)

Total net expenses	49

Investment income – net	492

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS – NET:
Net realized loss on affiliated funds	(4,142)
Net realized loss on unaffiliated investments	(306)
Net change in unrealized appreciation or depreciation of investments	(1,588)

Net loss on investments	(6,036)

Net decrease in net assets resulting from operations	$(5,544)

The accompanying notes are an integral part of the financial statements.

6   First American Funds 2009 Semiannual Report

Statements of Changes in Net Assets	all dollars are rounded to thousands (000)

	Income
	Builder
	Fund

	Six-Month
	Period Ended
	2/28/09	Year Ended
	(unaudited)	8/31/08

OPERATIONS:
Investment income – net	$492	$1,299
Capital gain distributions received from underlying affiliated funds	—	709
Net realized loss on affiliated funds	(4,142)	(196)
Net realized loss on unaffiliated investments	(306)	(141)
Net change in unrealized appreciation or depreciation of investments	(1,588)	(2,894)

Net decrease in net assets resulting from operations	(5,544)	(1,223)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(228)	(693)
Class B	(50)	(100)
Class C	(128)	(320)
Class R	(1)	—
Class Y	(76)	(171)
Net realized gain on investments:
Class A	(244)	(68)
Class B	(64)	(10)
Class C	(158)	(37)
Class R	—	—
Class Y	(82)	(14)

Total distributions	(1,031)	(1,413)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	467	3,499
Reinvestment of distributions	356	527
Payments for redemptions	(2,486)	(4,720)

Decrease in net assets from Class A transactions	(1,663)	(694)

Class B:
Proceeds from sales	7	1,404
Reinvestment of distributions	93	83
Payments for redemptions	(152)	(298)

Increase (decrease) in net assets from Class B transactions	(52)	1,189

Class C:
Proceeds from sales	224	1,871
Reinvestment of distributions	229	233
Payments for redemptions	(822)	(2,518)

Decrease in net assets from Class C transactions	(369)	(414)

Class R:
Proceeds from sales	41	—
Reinvestment of distributions	1	1
Payments for redemptions	(8)	—

Increase in net assets from Class R transactions	34	1

Class Y:
Proceeds from sales	388	1,872
Reinvestment of distributions	45	12
Payments for redemptions	(1,420)	(593)

Increase (decrease) in net assets from Class Y transactions	(987)	1,291

Increase (decrease) in net assets from capital share transactions	(3,037)	1,373

Total decrease in net assets	(9,612)	(1,263)
Net assets at beginning of period	22,304	23,567

Net assets at end of period	$12,692	$22,304

Undistributed net investment income at end of period	$21	$12

First American Funds 2009 Semiannual Report   7

Financial Highlights   For a share outstanding throughout the indicated period.

			Realized and
	Net Asset		Unrealized		Distributions				Net Asset
	Value	Net	Gains (Losses)	Total From	from Net	Distributions	Distributions		Value
	Beginning	Investment	on	Investment	Investment	from Net Realized	from Return	Total	End of
	of Period	Income	Investments	Operations	Income	Gains	of Capital	Distributions	Period

Income Builder Fund[1]
Class A
2009[2]	$9.14	$0.23	$(2.64)	$(2.41)	$(0.23)	$(0.27)	$—	$(0.50)	$6.23
2008[3]	10.20	0.57	(1.02)	(0.45)	(0.56)	(0.05)	—	(0.61)	9.14
2007[3]	10.25	0.53	0.12	0.65	(0.69)	(0.01)	—	(0.70)	10.20
2006[4]	10.00	0.11	0.27	0.38	(0.10)	—	(0.03)	(0.13)	10.25
Class B
2009[2]	$9.14	$0.21	$(2.65)	$(2.44)	$(0.21)	$(0.27)	$—	$(0.48)	$6.22
2008[3]	10.20	0.48	(1.00)	(0.52)	(0.49)	(0.05)	—	(0.54)	9.14
2007[3]	10.23	0.44	0.14	0.58	(0.60)	(0.01)	—	(0.61)	10.20
2006[4]	10.00	0.08	0.26	0.34	(0.09)	—	(0.02)	(0.11)	10.23
Class C
2009[2]	$9.13	$0.21	$(2.64)	$(2.43)	$(0.21)	$(0.27)	$—	$(0.48)	$6.22
2008[3]	10.19	0.50	(1.03)	(0.53)	(0.48)	(0.05)	—	(0.53)	9.13
2007[3]	10.23	0.46	0.12	0.58	(0.61)	(0.01)	—	(0.62)	10.19
2006[4]	10.00	0.11	0.24	0.35	(0.09)	—	(0.03)	(0.12)	10.23
Class R
2009[2]	$9.14	$0.20	$(2.62)	$(2.42)	$(0.23)	$(0.27)	$—	$(0.50)	$6.22
2008[3]	10.20	0.54	(1.02)	(0.48)	(0.53)	(0.05)	—	(0.58)	9.14
2007[5]	10.74	0.29	(0.27)	0.02	(0.55)	(0.01)	—	(0.56)	10.20
Class Y
2009[2]	$9.13	$0.24	$(2.64)	$(2.40)	$(0.24)	$(0.27)	$—	$(0.51)	$6.22
2008[3]	10.19	0.58	(1.01)	(0.43)	(0.58)	(0.05)	—	(0.63)	9.13
2007[3]	10.24	0.52	0.16	0.68	(0.72)	(0.01)	—	(0.73)	10.19
2006[4]	10.00	0.10	0.27	0.37	(0.10)	—	(0.03)	(0.13)	10.24

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended February 28, 2009 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period September 1 to August 31 in the fiscal year indicated.

[4]	For the period May 31, 2006, when the class of shares was offered, to August 31, 2006. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period December 20, 2006, when the class of shares was offered, to August 31, 2007. All ratios for the period have been annualized, except total return and portfolio turnover.

[6]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

[7]	Expense ratios do not include expenses of the underlying funds.

The accompanying notes are an integral part of the financial statements.

8   First American Funds 2009 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income (Loss)
		Ratio of	Investment	Average	to Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[6]	Period (000)	Net Assets[7]	Net Assets	Waivers)[6]	Waivers)	Rate

(26.70)%	$5,751	0.35%	6.36%	2.15%	4.56%	33%
(4.67)	10,399	0.35	5.83	1.59	4.59	23
6.34	12,438	0.35	5.08	2.02	3.41	36
3.80	3,264	0.35	4.07	5.53	(1.11)	32

(27.10)%	$1,523	1.10%	5.69%	2.90%	3.89%	33%
(5.36)	2,284	1.10	4.94	2.34	3.70	23
5.69	1,340	1.10	4.23	2.77	2.56	36
3.45	351	1.10	3.11	6.28	(2.07)	32

(27.02)%	$3,768	1.10%	5.66%	2.90%	3.86%	33%
(5.39)	5,977	1.10	5.12	2.34	3.88	23
5.69	7,111	1.10	4.34	2.77	2.67	36
3.48	858	1.10	4.39	6.28	(0.79)	32

(26.90)%	$36	0.60%	5.93%	2.40%	4.13%	33%
(4.90)	10	0.60	5.51	1.84	4.27	23
0.18	10	0.60	3.92	2.27	2.25	36

(26.64)%	$1,614	0.10%	6.58%	1.90%	4.78%	33%
(4.43)	3,634	0.10	5.95	1.34	4.71	23
6.64	2,668	0.10	5.01	1.77	3.34	36
3.72	3,117	0.10	4.04	5.28	(1.14)	32

First American Funds 2009 Semiannual Report   9

Notes to Financial Statements	(unaudited as to February 28, 2009), all dollars and shares are rounded to thousands (000)

1 >	Organization

Income Builder Fund (the “fund” ) is a mutual fund offered by First American Strategy Funds, Inc. (“FASF”), which is a member of the First American Family of Funds. The fund commenced operations May 31, 2006. FASF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The fund primarily invests in First American Funds, Inc. (“FAF”) and First American Investment Funds, Inc. (“FAIF”) in a “fund of funds” structure. FASF’s board of directors has approved the merger of the fund into Strategy Balanced Allocation Fund, another series of FASF. The merger must be approved by the shareholders of the fund. A special meeting of the fund’s shareholders has been scheduled for May 19, 2009.

The fund offers Class A, Class B, Class C, Class R, and Class Y shares. Class A shares are sold with a front-end sales charge. Prior to the close of business June 30, 2008, the fund offered Class B Shares. Subsequent to this date, no new or additional investments are allowed in Class B shares, except through permitted exchanges and any reinvested dividends. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

The fund’s prospectus provides a description of the fund’s investment objectives, principal investment strategy, and principal risks. All classes of shares in the fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the fund are as follows:

SECURITY VALUATIONS – Investments in open-end mutual funds are valued at their respective net asset values on the valuation date. Security valuations for the fund’s equity investments and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. As of February 28, 2009, the fund held no fair valued securities.

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”), on September 1, 2008. FAS 157 requires each fund to classify its securities based on valuation method, using the following three levels:

Level 1 – Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open end funds and exchange-traded funds.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities.

10   First American Funds 2009 Semiannual Report

Industry implementation has just begun and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of February 28, 2009, the fund’s investments in securities were classified as follows:

				Total
				Market
Fund	Level 1	Level 2	Level 3	Value

Income Builder Fund	$12,634	$—	$—	$12,634

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the fund records security transactions on the trade date of the security purchase or sale. Income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared and paid monthly in cash or are reinvested in additional shares of the fund at net asset value. Any net realized capital gains on sales of the fund’s securities and any capital gain distributions received from the underlying funds are distributed to shareholders at least annually.

FEDERAL TAXES – The fund is treated as a separate taxable entity. The fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code (the Code), as amended and to distribute all taxable income, if any to its shareholders. Accordingly, no provision for federal income taxes is required. As of February 28, 2009, the fund did not have any positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. These differences are primarily due to losses deferred from wash sales and return of capital distributions. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the fiscal period in which the differences arise.

The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period or year that the income or realized gains (losses) were recorded by the fund. The distributions paid during the six-month period ended February 28, 2009 (estimated) and the fiscal year ended August 31, 2008, were as follows:

	February 28, 2009

	Ordinary	Long Term
Fund	Income	Gain	Total

Income Builder Fund	$483	$548	$1,031

	August 31, 2008

	Ordinary	Long Term
Fund	Income	Gain	Total

Income Builder Fund	$1,287	$126	$1,413

As of August 31, 2008, the fund’s most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax-basis were as follows:

	Undistributed	Undistributed		Total
	Ordinary	Long Term	Unrealized	Accumulated
Fund	Income	Capital Gain	Depreciation	Deficit

Income Builder Fund	$17	$547	$(3,636)	$(3,072)

The difference between book-basis and tax-basis unrealized appreciation is primarily due to the tax deferral of losses on wash sales.

EXPENSES – Expenses that are directly related to the fund are charged directly to the fund. Other operating expenses of the First American Family of Funds are allocated to the fund on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds or a combination of both methods. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of the fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds. The fund did not have any interfund lending transactions during the six-month period ended February 28, 2009.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of

First American Funds 2009 Semiannual Report   11

Notes to Financial Statements	(unaudited as to February 28, 2009), all dollars and shares are rounded to thousands (000)

selected open-end First American Funds, as designated by the board of directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors, Inc. (“FAF Advisors”), manages the fund’s assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires the fund to pay FAF Advisors a monthly fee equal, on an annual basis, to 0.10% of the fund’s annual average daily net assets. FAF Advisors has agreed to waive fees and reimburse other fund expenses through December 31, 2009, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed 0.35% for Class A shares, 1.10% for Class B shares, 1.10% for Class C shares, 0.60% for Class R, and 0.10% for Class Y shares.

ADMINISTRATION FEES – FAF Advisors serves as the fund’s administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank National Association (“U.S. Bank”). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. FAF Advisors does not charge the funds a fee for the provision of administration services. The funds reimburse the sub-administrator for any out-of-pocket expenses incurred in providing administrative services.

TRANSFER AGENT FEES – USBFS serves as the fund’s transfer agent pursuant to a transfer agent agreement with FASF. The fund is charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees will be charged to the fund based upon the number of accounts within the fund. In addition to these fees, the fund may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the fund’s custodian pursuant to a custodian agreement with FASF. The custodian fee charged for the fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of the fund’s custodian expense. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which increases the fund’s custodian expenses.

For the six-month period ended February 28, 2009, custodian fees were not increased as a result of overdrafts or decreased as a result of interest earned.

DISTRIBUTION AND SHAREHOLDER SERVICING (12B-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as the distributor of the fund pursuant to a distribution agreement with FASF. Under the distribution agreement, and pursuant to a plan adopted by the fund under rule 12b-1 of the Investment Company Act, the fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, and 0.50% of the fund’s average daily net assets attributable to Class A shares, Class B shares, Class C, and Class R shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities.

Under this distribution agreement, $13 was retained by affiliates of FAF Advisors for the six-month period ended February 28, 2009.

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, the fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. In addition to the fund’s direct expenses as described above, fund shareholders also bear a proportionate share of the underlying affiliated funds’ expenses. For the six-month period ended February 28, 2009, legal fees and expenses of $3 were paid to a law firm of which an Assistant Secretary of the fund is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

12   First American Funds 2009 Semiannual Report

Contingent Deferred Sales Charge
as a Percentage of Dollar
Year Since Purchase	Amount Subject to Charge

First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 12 months.

The CDSC for Class B and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

For the six-month period ended February 28, 2009, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing the fund’s shares were $2.

4 >	Capital Share Transactions

FASF has 10 trillion shares of $0.01 par value capital stock authorized. Capital share transactions for the fund were as follows:

	Six-Month	Year
	Period Ended	Ended
	2/28/09	8/31/08

Class A:
Shares issued	69	348
Shares issued in lieu of cash distributions	52	53
Shares redeemed	(335)	(483)

Total Class A transactions	(214)	(82)

Class B:
Shares issued	1	141
Shares issued in lieu of cash distributions	14	9
Shares redeemed	(20)	(31)

Total Class B transactions	(5)	119

Class C:
Shares issued	31	194
Shares issued in lieu of cash distributions	34	24
Shares redeemed	(114)	(261)

Total Class C transactions	(49)	(43)

Class R:
Shares issued	6	—
Shares issued in lieu of cash distributions	—	—
Shares redeemed	(1)	—

Total Class R transactions	5	—

Class Y:
Shares issued	55	196
Shares issued in lieu of cash distributions	7	1
Shares redeemed	(200)	(61)

Total Class Y transactions	(138)	136

Net increase (decrease) in capital shares	(401)	130

5 >	Investment Security Transactions

Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six-month period ended February 28, 2009, aggregated $5,382 and $8,855, respectively.

The aggregate gross unrealized appreciation and depreciation of securities held by the fund and the total cost of securities for federal income tax purposes at February 28, 2009, were approximately as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross		Income
Fund	Appreciation	Depreciation	Net	Tax Cost

Income Builder Fund	$37	$(5,014)	$(4,977)	$17,611

First American Funds 2009 Semiannual Report   13

Notes to Financial Statements	(unaudited as to February 28, 2009), all dollars and shares are rounded to thousands (000)

6 >	Investments In Underlying Affiliated Funds

The fund does not invest in the underlying funds for the purpose of exercising management or control. As of February 28, 2009, Income Builder Fund did not hold positions which exceeded 5% of any underlying fund’s outstanding shares.

7 >	Indemnifications

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. However, the fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

14   First American Funds 2009 Semiannual Report

Notice to Shareholders	February 28, 2009 (unaudited)

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the fund voted proxies relating to portfolio securities, is available at firstamericanfunds.com and on the U.S. Securities and Exchange Commission’s website at www.sec.gov. A description of the fund’s policies and procedures is also available without charge, upon request, by calling 800.677.FUND.

FORM N-Q HOLDINGS INFORMATION

The fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The fund’s Forms N-Q will be available without charge (1) upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the fund’s Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

QUARTERLY PORTFOLIO HOLDINGS

The fund will make portfolio holdings information publicly available by posting the information at www.firstamericanfunds.com on a quarterly basis. The fund will attempt to post such information within 10 business days of the calendar quarter end.

First American Funds 2009 Semiannual Report   15

Board of Directors  First American Strategy Funds, Inc.

Virginia Stringer

Chairperson of First American Strategy Funds, Inc.
Governance Consultant; Chair of Saint Paul Riverfront Corporation; former Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Strategy Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Strategy Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Strategy Funds, Inc.
Investment Consultant; Chair of United Educators Insurance Company; former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Strategy Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of William Blair & Company, LLC

Leonard Kedrowski

Director of First American Strategy Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Strategy Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Strategy Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Strategy Funds, Inc.
Owner and President of Jim Wade Homes

First American Strategy Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the First American Income Builder Fund. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the fund. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

ADMINISTRATOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank National Association
60 Livingston Avenue
St. Paul, Minnesota 55101

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, Minnesota 55402

COUNSEL
Dorsey & Whitney LLP
50 South Sixth Street
Suite 1500
Minneapolis, Minnesota 55402

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit www.firstamericanfunds.com.

0056-09  4/2009  SAR INC_BUILDER

Item 2—Code of Ethics
Not applicable to the semi-annual report.
Item 3—Audit Committee Financial Expert
Not applicable to the semi-annual report.
Item 4—Principal Accountant Fees and Services
Not applicable to the semi-annual report.
Item 5—Audit Committee of Listed Registrants
Not applicable.
Item 6—Schedule of Investments
The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8—Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10—Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.
Item 11—Controls and Procedures
(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12—Exhibits
(a)(1) Not applicable.
(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.
(a)(3) Not applicable.
(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Strategy Funds, Inc.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: April 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: April 29, 2009

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer
Date: April 29, 2009